Document and Entity Information	Feb. 28, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2020
Entity Registrant Name	Summit Midstream Partners, LP
Entity Central Index Key	0001549922
Entity Emerging Growth Company	false
Entity File Number	001-35666
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-5200503
Entity Address, Address Line One	1790 Hughes Landing Blvd
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	832
Local Phone Number	413-4770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Units
Trading Symbol	SMLP
Name of each exchange on which registered	NYSE